Significant Accounting Policies - Government Grant (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Forge Nano, Inc.
Significant Accounting Policies
Grant income	$ 7,062	$ 2,306